Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Sensitivity Analysis to Reasonable Possible Change in Exchange Rates and Interest Rates
The following table demonstrates the sensitivity to a reasonably possible change in exchange rates for the Group's main foreign currencies, USD and EUR, with all other variables held constant, of the Group’s result before taxes. There is no direct impact on the Group’s equity.

in % and CHF thousands	Incr./Decr. exchange rate	Effect on result before tax (in TCHF)
USD Positions
2025	+10%	2,289
	-10%	(2,289)
2024	+10%	4,468
	-10%	(4,468)
2023	+10%	4,718
	-10%	(4,718)
EUR Positions
2025	+10%	33
	-10%	(33)
2024	+10%	291
	-10%	(291)
2023	+10%	479
	-10%	(479)
The following table demonstrates the sensitivity of the main currencies used in the Group, to reasonably possible changes in interest rates, with all other variables held constant, of the Group’s results before tax. There is no direct impact on the Group’s equity.

in % and CHF thousands	Incr./Decr. interest rate	Effect on result before tax (in TCHF)
CHF Positions
2025	+0.5%	348
	-0.5%	(348)
2024	+0.5%	508
	-0.5%	(508)
2023	+0.5%	674
	-0.5%	(674)
USD Positions
2025	+0.5%	115
	-0.5%	(115)
2024	+0.5%	224
	-0.5%	(224)
2023	+0.5%	235
	-0.5%	(235)

Disclosure of Maximum Credit Risk Exposure
The maximum credit risk as of the balance sheet date was as follows:

Credit risk
in CHF thousands	2025	2024
Cash and cash equivalents	82,653	63,874
Trade receivables	253	286
Accrued income	71	276
Short-term time deposits	10,405	85,565
Total credit risk as at December 31	93,382	150,001